Other Liabilities (Schedule of Other Liabilites) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Other Liabilities [abstract]
Restricted share units (note 22)	$ 1,256	$ 1,619
Performance share units (note 22)		1,866
Other liabilities	100	59
Other non-current liabilities	$ 1,356	$ 3,544